SUBSEQUENT EVENTS	6 Months Ended	12 Months Ended
	Jun. 30, 2023	Dec. 31, 2022
Genesis Unicorn Capital Corp [Member]
Restructuring Cost and Reserve [Line Items]
SUBSEQUENT EVENTS	NOTE 10. SUBSEQUENT EVENTS Other than the recent developments mentioned in Note 1, the Company did not identify any subsequent events.

NOTE 10. SUBSEQUENT EVENTS

Sponsor Promissory Note Events

On January 23, 2023, the Company drew an additional $250,000 from the Sponsor Promissory Note.

On March 1, 2023 the Company issued an amended and restated Second Promissory Note (the “Amended and Restated Second Promissory Note”) in the principal amount of up to $2,000,000 the Sponsor, pursuant to which the Sponsor shall loan to the Company up to $2,000,000 to pay, among other things, any extension fees and transaction costs associated with any extensions of time needed for the Company to consummate its Business Combination. The Amended and Restated Second Promissory Note amends and restates the Second Promissory Note. For the purposes of clarity, the Company and the Sponsor hereby agreed that the Second Promissory Note, pursuant to which the Sponsor purported to loan up to $500,000 to the Company was hereby canceled and deemed void ab initio. The Amended and Restated Second Promissory Note bears no interest and is repayable in full upon the earlier of (a) February 17, 2024 or (b) the date of the consummation of the Company’s initial business combination. There is an outstanding balance of $1,600,000 on the Amended and Restated Second Promissory Note as of April 19, 2023.

GENESIS UNICORN CAPITAL CORP.

NOTES TO FINANCIAL STATEMENTS

DECEMBER 31, 2022

Extension Amendment Proposal

On February 14, 2023, at a special meeting of stockholders of the Company the stockholders voted upon and approved amendments (the “Extension Amendment Proposal”) to the Company’s Amended and Restated Certificate of Incorporation (the “Charter”) to permit the Board of Directors of the Company to extend the date by which the Company has to consummate a business combination twelve (12) times for an additional one (1) month each time from February 17, 2023 to February 17, 2024 (the termination date as ay be so extended, the “Extended Date”). The Company’s stockholders also approved an amendment (the “Trust Amendment Proposal”) to the Company’s investment management agreement, dated as of February 14, 2022 (the “Trust Agreement”) by and between the Company and Continental Stock Transfer & Trust Company, to extend the Combination Period under the Trust Agreement for a period of 12 months from February 17, 2023 to February 17, 2024 and to the extent the Charter is amended to extend the Combination Period under the Trust Agreement shall be extended for a period of 12 months from February 17, 2023 to February 17, 2024 and to the extent the Charter is amended to extend the Combination Period by depositing into the trust account $0.06 per share for each issued and outstanding Public Share that has not been redeemed for each one-month extension (each an “Extension Payment”).

Prior to the special meeting of stockholders to amend the Charter and the Trust Agreement, the Company had the right to extend the Combination Period from February 17, 2023 to August 17, 2023 (i.e., 18 months from the consummation of the Company’s Initial Public Offering. The only way to extend the Combination Period from February 17, 2023 to August 17, 2023 for two (2) successive three-month periods without the need for a separate stockholder vote under the current Charter and Trust Agreement is for the Company’s sponsor or its affiliates or designees, upon five days’ advance notice, to deposit into the Trust Account $1,725,000 each time (i.e., $0.20 per issued and outstanding Public Share), on or prior to February 17, 2023 and May 17, 2023, respectively.

As a result of the approval of the Extension Amendment Proposal and the Trust Amendment Proposal, the Company will have the right to extend the Combination Period twelve (12) times for an additional one (1) month each time, from February 17, 2023 to February 17, 2024, provided that the Extension Payment of $0.06 per Public Share that has not been redeemed is deposited into the Trust Account each time at each extension election. The amount of funds deposited into the Trust account in connection with extensions of time to complete the Business Combination will be different than what would have been deposited into that account in the absence of the approval of the foregoing Proposals.

The Company’s management believes that it can close the Business Combination before February 17, 2024. Under the circumstances, the Sponsor wants to pay an extension amount that could potentially be less than the $1,725,000 for the extension provided by the Charter and Trust Agreement.

In connection with the stockholders’ vote at the Special Meeting on February 14, 2023, 3,177,941 shares were tendered for redemption. As a result of the redemption, the Company has 8,023,765 shares outstanding of common stock consisting of 5,867,515 shares of Class A common stock (including 5,447,059 shares of Class A common stock that are subject to redemption) and 2,156,250 shares of Class B common stock. On March 17, 2023, the Company exercised its option to extend the date by which it has to complete a business combination from March 17, 2023 to April 17, 2023 and, as a result, deposited an additional $326,824 into the Trust Account. On April 17, 2023, GUCC exercised its option to extend the date by which it has to complete a business combination from April 17, 2023 to May 17, 2023 and, as a result, deposited an additional $326,824 into the Trust Account.